SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -Correction of errors in Statements of Operations (Details) - USD ($)	3 Months Ended	4 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
Statements of Operations
Change in value of derivative warrant liabilities	$ (9,028,000)	$ 12,110,000
Offering costs allocated to derivative warrant liabilities		749,253
Net gain	8,734,669	$ (12,971,424)	$ (12,971,424)
Class A Common Stock
Statements of Operations
Net gain	$ 0
Per Share Data:
Earnings per share, basic and diluted	$ 0.00	$ 0.00
Class B ordinary shares
Statements of Operations
Net gain	$ 0
Per Share Data:
Earnings per share, basic and diluted	$ 1.52	$ (2.50)
As Reported
Statements of Operations
Net gain		$ (112,171)
As Reported | Class B ordinary shares
Per Share Data:
Earnings per share, basic and diluted		$ (0.02)
As Restated
Statements of Operations
Change in value of derivative warrant liabilities		$ (12,110,000)
Offering costs allocated to derivative warrant liabilities		(749,253)
Net gain		$ (12,971,424)
As Restated | Class B ordinary shares
Per Share Data:
Earnings per share, basic and diluted		$ (2.50)
Difference
Statements of Operations
Change in value of derivative warrant liabilities		$ (12,110,000)
Offering costs allocated to derivative warrant liabilities		(749,253)
Net gain		$ (12,859,253)
Difference | Class B ordinary shares
Per Share Data:
Earnings per share, basic and diluted		$ (2.48)